INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Intangible assets, net consisted of the following:

	December 31,
	2022	2021
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,504	42,403
Customer relationships	4,466	4,466
Marketing rights and patents	3,112	2,882

	50,082	49,751

	$309	$640

b.	Amortization expenses amounted to $331, $442 and $441 for the years ended December 31, 2022, 2021 and 2020, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2023	$193
2024	116

$309